Subsidiaries (Details 2) - subsidiary		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Disclosure of subsidiaries [line items]
Number of non-wholly owned subsidiaries		6	9
Amira Pure Foods Private Limited
Disclosure of subsidiaries [line items]
Name of subsidiary	[1],[2]	Amira Pure Foods Private Limited	Amira Pure Foods Private Limited
Principal activity		Processing and selling packaged Indian specialty rice, primarily basmati rice and other food products	Processing and selling packaged Indian specialty rice, primarily basmati rice and other food products
Country of incorporation of subsidiary		India	India
Number of non-wholly owned subsidiaries		1	1
Amira C Foods International DMCC
Disclosure of subsidiaries [line items]
Name of subsidiary	[1]	Amira C Foods International DMCC ("Amira Dubai")	Amira C Foods International DMCC ("Amira Dubai")
Principal activity		Selling packaged Indian specialty rice, primarily basmati rice and other food products	Selling packaged Indian specialty rice, primarily basmati rice and other food products
Country of incorporation of subsidiary		UAE	UAE
Number of non-wholly owned subsidiaries		1	1
Amira I Grand Foods Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	[1]	Amira I Grand Foods Inc.	Amira I Grand Foods Inc.
Principal activity		Selling packaged Indian specialty rice, primarily basmati rice	Selling packaged Indian specialty rice, primarily basmati rice
Country of incorporation of subsidiary		USA	USA
Number of non-wholly owned subsidiaries		1	1
Amira G Foods Limited
Disclosure of subsidiaries [line items]
Name of subsidiary	[1]	Amira G Foods Limited	Amira G Foods Limited
Principal activity		Selling packaged Indian specialty rice, primarily basmati rice	Selling packaged Indian specialty rice, primarily basmati rice
Country of incorporation of subsidiary		United Kingdom	United Kingdom
Number of non-wholly owned subsidiaries		0	1
Amira Basmati Rice Gmb H EUR
Disclosure of subsidiaries [line items]
Name of subsidiary	[1],[3]	Amira Basmati Rice GmbH EUR	Amira Basmati Rice GmbH EUR
Principal activity		Processing and selling packaged specialty rice	Processing and selling packaged specialty rice
Country of incorporation of subsidiary		Germany	Germany
Number of non-wholly owned subsidiaries		0	1
Basmati Rice North America LLC
Disclosure of subsidiaries [line items]
Name of subsidiary	[1]	Basmati Rice North America LLC	Basmati Rice North America LLC
Principal activity		Selling packaged specialty rice	Selling packaged specialty rice
Country of incorporation of subsidiary		USA	USA
Number of non-wholly owned subsidiaries		0	1
Amira Foods Pte. Ltd.
Disclosure of subsidiaries [line items]
Name of subsidiary	[1]	Amira Foods Pte. Ltd.	Amira Foods Pte. Ltd.
Principal activity		Selling packaged Indian specialty rice, primarily basmati rice and other food products	Selling packaged Indian specialty rice, primarily basmati rice and other food products
Country of incorporation of subsidiary		Singapore	Singapore
Number of non-wholly owned subsidiaries		1	1
Amira Foods (Malaysia) SDN. BHD.
Disclosure of subsidiaries [line items]
Name of subsidiary	[1]	Amira Foods (Malaysia) SDN. BHD.	Amira Foods (Malaysia) SDN. BHD.
Principal activity		Selling packaged Indian specialty rice, primarily basmati rice and other food products	Selling packaged Indian specialty rice, primarily basmati rice and other food products
Country of incorporation of subsidiary		Malaysia	Malaysia
Number of non-wholly owned subsidiaries		1	1
Amira Ten Nigeria Limited
Disclosure of subsidiaries [line items]
Name of subsidiary	[1]	Amira Ten Nigeria Limited	Amira Ten Nigeria Limited
Principal activity		No operations	No operations
Country of incorporation of subsidiary		Nigeria	Nigeria
Number of non-wholly owned subsidiaries		1	1

[1]	A new company named Amira International Finance B.V. has been incorporated in Netherlands on July 30, 2018. Amira International Finance B.V. is a 100% owned subsidiary of Amira Nature Foods Limited.
[2]	The Non-controlling interest (NCI) is computed using 7,005,434 shares (assuming exchange under the' exchange agreement').
[3]	Formerly known as Basmati Rice GmbH Europe